OTHER ASSETS, NET (Details) $ in Millions	Dec. 31, 2023 COP ($) $ / $	Dec. 31, 2022 COP ($) $ / $	Dec. 31, 2021 COP ($) $ / $
OTHER ASSETS, NET
Tax advance	$ 1,461,816	$ 1,298,400
Other receivables	1,193,294	1,158,447
Assets pledged as collateral (cash)	1,082,611	752,099
Marketable and non-marketable for sale assets	890,653	978,319
Prepaid expenses	713,505	576,742
Receivables related to abandoned accounts	403,432	439,994
Accounts receivable from contracts with customers	259,516	192,029	$ 182,672
Receivable Sales of goods and service	254,607	260,674
Commission for letters of credit	207,327	70,249
Operating leases	201,302	172,216
Balance in credit card clearing house	185,164	142,331
Debtors	85,698	21,646
Others	595,799	488,640
Total other assets	7,534,724	6,551,786
Allowance others	(6,688)	(3,920)
Total other assets, net	$ 7,528,036	$ 6,547,866
Year end exchange rate, US dollar into Colombian pesos | $ / $	3,822.05	4,810.20	3,981.16